Fair Values of Financial Instruments - Available-for-Sale Securities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities	$ 3,915	$ 13,511
Level 2 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities	3,915	7,954
Level 3 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities		5,557
Mutual funds [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities	2,216	2,173
Mutual funds [Member] | Level 2 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities	2,216	2,173
Commercial paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities	1,699	3,699
Commercial paper [Member] | Level 2 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities	1,699	3,699
Asset-backed securities and collateralized mortgage obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities		7,639
Asset-backed securities and collateralized mortgage obligations [Member] | Level 2 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities		2,082
Asset-backed securities and collateralized mortgage obligations [Member] | Level 3 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities		$ 5,557